Leases	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Leases
14.    Leases
The Company as a lessee
The Company leases some aircraft under long-term lease agreements with an average duration of 12 years. Aircraft under operating leases may be renewed in accordance with management’s business plan.
Other leased assets include real estate, airport and terminal facilities, sales offices, maintenance facilities, and general offices. Most lease agreements include renewal options; a few have escalation clauses, but no purchase options.

Information about leases for which the Company is a lessee is presented below:
Right of use assets

	Aircraft	Real estate	Total
Balance at January 1, 2020	$260,647	$30,196	$290,843
Additions	21,706	(1,888)	19,818
Impairment	(1,541)	—	(1,541)
Depreciation expense	(88,451)	(6,390)	(94,841)

Balance at December 31, 2020	$192,361	$21,918	$214,279
Additions/(Terminations)	29,157	1,085	30,242
Depreciation expense	(73,687)	(4,506)	(78,193)

Balance at December 31, 2021	$147,831	$18,497	$166,328
Additions/(Terminations)	132,122	10,069	142,191
Depreciation expense	(69,167)	(4,972)	(74,139)

Balance at December 31, 2022	$210,786	$23,594	$234,380

Additions to the
right-of-use
assets include new leases, contract extensions, changes in discount rate and changes in rental payments.
During 2022, the Company entered into lease transactions with third parties, for 3 new Boeing 737 MAX 9 aircraft for approximately 8 years.
Lease liabilities

	2022	2021
Current portion of lease liability
Aircraft	$74,906	$70,061
Real estate	5,178	3,856

	$80,084	$73,917

Long-term lease liability
Aircraft	$135,609	$86,167
Real estate	22,680	18,567

	$158,289	$104,734

	$238,373	$178,651

For leases under IFRS 16 the Company recognizes a provision to estimate the costs for work required to be performed just before the redelivery of the aircraft to the lessors and which does not depend on the aircraft utilization. This provision is booked as a dismantling provision cost under “long term liabilities” in the consolidated statement of financial position. As of December 31, 2022 the total liability related to leases including the provision of dismantling amounts to $266.4 million (2021: $203.1 million).

Total cash outflow for leases for the years ended as December 31, 2022 and 2021:

	2022	2021
Aircraft	$79,812	$81,936
Real estate	5,832	5,862

	$85,644	$87,798

As of December 31, 2022 the average incremental borrowing rate of leased aircraft is 3.63% (2021: 2.95%).
The maturity analysis of lease liabilities is disclosed in note 28.5.
Amounts recognized in the consolidated statement of profit or loss related to leases:

	2022	2021	2020
Depreciation and amortization
Aircraft	$69,167	$73,687	$88,451
Real estate	4,972	4,506	6,390

	$74,139	$78,193	$94,841
Impairment of non financial assets
Aircraft	$—	$—	$1,541
Other operating and administrative expenses
Short-term leases	$9,530	$440	$90
Leases of low-value assets	377	279	330
Variable lease payments not include in the measurement of lease liabilities	3,222	1,352	827
Variable lease payments by rental concessions received	—	(1,295)	(489)

	$12,259	$776	$758
Finance cost
Aircraft	$5,153	$5,480	$8,185
Real estate	1,473	1,326	1,717
Unwinding of discount and changes in the discount rate	819	762	832

	$7,445	$7,568	$10,734

	$93,843	$86,537	$107,874

Some property leases contain variable payment terms that are linked to the number of passengers or employees using the areas. Additional, some aircraft leases contain variable payment terms that depend on the aircraft’s flight hours.
The unwinding of discount and changes in the discount rate over leased aircraft correspond to the interest expenses of the discounted dismantling provision.
As of December 31, 2022, the Company did not receive concessions as a direct consequence of the
Covid-19
pandemic. As of December 31, 2021, the Company received rent concessions occurred as a direct consequence of the
Covid-19
pandemic only for its real estate leases, and applied the practical expedient, accounting the concession in the form of forgiveness or deferral of lease payments, as a negative variable lease payment to the concessions.
At December 31, 2020, the impairment loss relates to leased aircraft grounded until its redelivery due the capacity reductions a result of the
Covid-19
pandemic.
The Company as a lessor
From June 2015 to August 2022, the Company leased two aircraft Boeing
737-700,
as part of the strategy of fleet management, in order to optimize the use of aircraft in relation to the routes scheduled for those years. Both leases expired during 2022 and both aircraft airframes were sold to third parties.
Total lease income amounts to $1.7 million for the period ended December 31, 2022 (2021: $3.0 million and 2020: $3.2 million), and is included under “Other operating revenue” in the accompanying consolidated statement of profit or loss.
As of December 31, 2021, the carrying amount of the two aircraft under operating leases was $12.9 million.